Provisions (Tables)	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Summary of Provisions
Provisions consist of the following:

	As at March 31,
	2020		2020		2019
	(In millions)
Current
Product warranty	US$	1,045.4	Rs.	79,097.8	Rs.	74,042.5
Legal and product liability		153.7		11,630.7		13,951.2
Provision for residual risk		75.6		5,723.6		851.2
Provision for environmental liability		6.0		451.6		1,254.7
Provision for onerous contract		47.9		3,622.5		—
Employee related and other provisions		36.4		2,765.6		11,867.9	*

Total-Current	US$	1,365.0	Rs.	103,291.8	Rs.	101,967.5

Non-current
Product warranty	US$	1,505.0	Rs.	113,874.1	Rs.	100,970.1
Legal and product liability		67.0		5,065.9		3,913.1
Provision for residual risk		140.7		10,648.3		2,776.2
Provision for environmental liability		21.2		1,606.6		1,381.2
Provision for onerous contract		54.8		4,147.5		—
Employee benefits obligations		148.9		11,266.1		8,263.5
Other provisions		10.1		758.3		1,244.4

Total-Non-current	US$	1,947.7	Rs.	147,366.8	Rs.	118,548.5

* Includes provision towards employee claims in foreign subsidiaries.

	Year ended March 31,
	2020		2020			2020		2020
	Product Warranty					Legal and product Liability
	(In millions)
Balance at the beginning	US$	2,313.0	Rs.	175,012.6		US$	236.1	Rs.	17,864.3
Provision made during the year		1,420.8		107,508.0	*		41.4		3,130.0
Provision used during the year		(1,294.7)		(97,962.0)			(64.9)		(4,912.0)
Impact of discounting		34.8		2,633.0			—		—
Currency translation		76.5		5,780.3			8.1		614.3

Balance at the end	US$	2,550.4	Rs.	192,971.9		US$	220.7	Rs.	16,696.6

Current	US$	1,045.4	Rs.	79,097.8		US$	153.7	Rs.	11,630.7
Non-current	US$	1,505.0	Rs.	113,874.1		US$	67.0	Rs.	5,065.9
* Provision includes estimated recovery from suppliers Rs. (656.0) million.

	Year ended March 31,
	2020		2020		2020		2020		2020		2020
	Onerous Contract				Provision for residual risk				Provision for environmental liability
					(In millions)
Balance at the beginning	US$	—	Rs.	—	US$	47.9	Rs.	3,627.4	US$	34.8	Rs.	2,635.9
Provision made during the year		102.7		7,770.0		165.9		12,555.9		7.2		543.0
Provision used during the year		—		—		(10.4)		(786.5)		(15.6)		(1,184.0)
Currency translation		—		—		12.9		975.1		0.8		63.3

Balance at the end	US$	102.7	Rs.	7,770.0	US$	216.3	Rs.	16,371.9	US$	27.2	Rs.	2,058.2

Current	US$	47.9	Rs.	3,622.5	US$	75.6	Rs.	5,723.6	US$	6.0	Rs.	451.6
Non-current	US$	54.8	Rs.	4,147.5	US$	140.7	Rs.	10,648.3	US$	21.2	Rs.	1,606.6